Investments (Financial Information Provided Equity Method Investment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Iroquois
Schedule of Equity Method Investments [Line Items]
Current assets	$ 112	$ 122
Noncurrent assets	588	599
Current liabilities	165	21
Noncurrent liabilities	193	334
Revenues	194	194	$ 195
Operating income	108	110	103
Net income	94	93	86
White River Hub LLC
Schedule of Equity Method Investments [Line Items]
Current assets	3	3
Noncurrent assets	41	42
Current liabilities	2	1
Revenues	12	10	3
Operating income	8	7	2
Net income	$ 8	$ 7	$ 2